Capital leases (Details) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Capital Leased Assets [Line Items]
Current portion of capital lease obligations	$ 1,813,564	$ 1,702,981
Non-current portion of capital lease obligations	25,729,641	$ 27,097,348
Total capital lease obligations	$ 27,543,205